Basis of Presentation - Narrative (Detail) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 26, 2015	Feb. 20, 2015	Jun. 23, 2014	Jun. 17, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 10, 2015
Stock Issued During Period, Shares, New Issues		214,286
Proceeds from Issuance of Common Stock		$ 7,800,000					$ 13,095,000	$ 13,095,000	$ 6,644,000
Payments of Stock Issuance Costs		$ 1,200,000
Share Price		$ 42.00
Stock Issued During Period, Shares, Conversion of Units				195,507
Adjustments to Additional Paid in Capital, Other	$ 8,800,000	$ 8,700,000
Conversion of Class C Units [Member]
Debt Conversion, Converted Instrument, Shares Issued				2,732,629
Underwriter Options [Member]
Share Price				$ 150.00
Capital Unit, Class A [Member]
Stock Issued During Period, Shares, Conversion of Units				13,333
Capital Unit, Class C [Member]
Debt Conversion, Converted Instrument, Shares Issued				2,732,629
Stock Issued During Period, Shares, Conversion of Units				182,174
Debt Conversion, Original Debt, Amount				$ 27,300,000
ATM Program [Member]
Other Commitment										$ 4,450,000
Stock Issued During Period, Shares, New Issues					182,333	182,333	182,333	182,333
Proceeds from Issuance of Common Stock					$ 4,000,000	$ 4,000,000	$ 4,000,000	$ 4,000,000
Payments of Stock Issuance Costs					$ 429,000	$ 429,000	$ 429,000	$ 429,000
Over-Allotment Option [Member] | Underwriter Options [Member]
Payments of Stock Issuance Costs	$ 95,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	32,143	32,143
Proceeds from Stock Options Exercised	$ 1,300,000
IPO [Member]
Stock Issued During Period, Shares, New Issues			56,667
Payments of Stock Issuance Costs			$ 2,400,000
Share Price			$ 150.00
Proceeds from Issuance Initial Public Offering			$ 6,100,000
Adjustments to Additional Paid in Capital, Other			$ 5,800,000
IPO [Member] | Underwriter Options [Member]
Share Price								$ 150.00